Income taxes (Details 2)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Israeli tax provision at statutory rate	25.00%	26.50%	26.50%
Foreign/state rate differences	(0.32%)	(0.22%)	0.00%
Non-deductible stock based compensation	(1.11%)	(4.53%)	(2.54%)
Previous years taxes	(0.47%)	0.00%	0.00%
Differences form which deferred taxes were not recorded	0.19%	0.20%	0.00%
Changes in valuation allowance	(18.39%)	(22.02%)	(5.35%)
Adjustment of deferred taxes due to tax rate changes	(5.89%)	0.00%	0.00%
Other permanent differences	(0.38%)	(0.09%)	(18.61%)
Effective Income Tax Rate Reconciliation, Percent	(1.37%)	(0.16%)	0.00%